Loss per share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Loss per share	Loss per share
The basic loss per share is calculated by dividing the net loss attributable to shareholders by the weighted average number of shares in issue during the period, excluding common shares owned by the Company and held as treasury shares, as follows:

	For the Years Ended December 31,
(in KUSD, except per share amounts)	2022	2021	2020
Loss attributable to owners	(155,800)	(230,026)	(246,290)
Weighted average number of shares outstanding (1)	78,152,964	76,748,204	65,410,292
Basic and diluted loss per share	(1.99)	(3.00)	(3.77)
(1) Share data have been revised to give effect to the share consolidation as explained in note 2 (iv) as all Class B, C, D and E preferred shares were converted into common shares upon the completion of the IPO, loss per share data are presented on that basis for all periods.
For the year ended December 31, 2022, basic and diluted loss per share are calculated on the weighted average number of shares issued and outstanding and exclude shares to be issued under the Equity Incentive Plan 2019, 2022 ESPP and the Company’s warrant agreements, as the effect of including those shares would be anti-dilutive. For the years ended December 31, 2021 and 2020, basic and diluted loss per share are calculated on the weighted average number of shares issued and outstanding and exclude shares to be issued under the 2019 Equity Incentive Plan and the conversion of the principal amount of the convertible loans into the Company’s common shares as the effect of including those shares would be anti-dilutive. See note 26, “Share-based compensation expense,” note 23, “Senior secured term loan facility and warrants,” note 25, “Deerfield warrants” and note 24, “Convertible loans” for further information.
Potentially dilutive securities that were not included in the diluted per share calculations because the effect of including them would be anti-dilutive were as follows:

	For the Years Ended December 31,
	2022	2021	2020
2019 Equity Incentive Plan - Share Options	11,156,101	5,951,115	2,904,673
2019 Equity Incentive Plan - RSUs	1,633,507	495,879	63,281
Conversion of the principal amount of convertible loans into the Company's common shares	—	3,866,261	1,665,465
Outstanding warrants	4,940,135	—	—
2022 ESPP	130,348	—	—
	17,860,091	10,313,255	4,633,419